Redeemable Noncontrolling Interests - Additional Information (Detail) - shares	Sep. 30, 2020	Oct. 31, 2018
Subsidary [Member]
Temporary Equity Disclosure [Abstract]
Outstanding preference shares		159,820,917
Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock, shares issued	0	0
Smart Living Group [Member] | Preferred Stock
Temporary Equity Disclosure [Abstract]
Preferred stock, shares issued	61,666,667